Tax expense/(benefit)	12 Months Ended
Dec. 31, 2024
Tax Expenses [Abstract]
Tax expense/(benefit)

7.	Tax expense/(benefit)
The following table summarizes Tax expense:

	Years ended December 31,
	2024	2023	2022
	(€ million)
Current tax expense	€1,070	€3,405	€3,565
Deferred tax expense/(benefit)	(2,503)	559	(840)
Tax expense/(benefit) relating to prior periods(1)	(55)	(171)	4
Total Tax expense/(benefit)	€(1,488)	€3,793	€2,729
________________________________________________________________________________________________________________________________________________
(1) Tax expense/(benefit) relating to prior periods includes €372 million deferred tax expense, €173 million deferred tax expense and €161 million deferred tax expense for 2024,
2023 and 2022, respectively, primarily related to U.S. provision to return adjustments for prior year tax positions
Effective tax rate reconciliation
The applicable tax rate used to determine theoretical income taxes is the statutory rate of the jurisdiction in which the Company is tax resident during each reported period. From 2021, as a result of the merger, Stellantis N.V. is tax resident in the Netherlands. The reconciliation between the theoretical income tax and actual tax is calculated on the basis of the
Netherlands corporate income tax rate of 25.8 percent in 2024, 2023 and 2022, as follows:

	Years ended December 31,
	2024	2023	2022
	(€ million)
Profit/(loss) before tax	€4,032	€22,418	€19,508
Income tax rate	25.8%	25.8%	25.8%
Theoretical income taxes	€1,040	€5,784	€5,033
Tax effect on:
Differences between foreign tax rates and the theoretical applicable tax rate and tax holidays	8	(407)	(495)
Recognition and utilization of previously unrecognized deferred tax assets	(2,512)	(740)	(1,153)
Deferred tax assets not recognized and write-downs	442	—	47
Permanent differences	(5)	(470)	(406)
Tax credits	(531)	(299)	(221)
Withholding tax	57	44	21
Other differences	13	(119)	(97)
Total Tax expense/(benefit)	€(1,488)	€3,793	€2,729
Effective tax rate	-36.9%	16.9%	14.0%
The decrease in the effective tax rate to (36.9) percent in 2024 from 16.9 percent in 2023 is primarily related to non-
recurring €2.3 billion net tax benefit recorded in 2024 related to recognition of previously unrecognized Deferred tax assets in
Brazil.
We monitor the realizability of our deferred tax assets taking into account all relevant factors at each reporting period. As of December 31, 2024, based on the relevant weight of positive and negative evidence, including the amount of taxable income and cumulative earnings in recent years which is objective and verifiable, and consideration of our expected future earnings, we concluded that it is probable that our Brazil deferred tax assets are realizable. As such, Deferred tax assets of €2.3 billion were recognized.
Net deferred tax position
The Company recognizes the net amount as either Deferred tax assets or Deferred tax liabilities, to the extent deferred taxes may be offset. Amounts recognized were as follows:

	At December 31,
	2024	2023
	(€ million)
Deferred tax assets(1)	€4,371	€2,152
Deferred tax liabilities(1)	(4,507)	(4,784)
Total Net deferred tax assets/(liabilities)	€(136)	€(2,632)
The decrease in Net deferred tax liabilities was mainly due to an increase in Net deferred tax assets in Brazil for non-
recurring €2.3 billion net tax benefit recorded in 2024 related to recognition of previously unrecognized Deferred tax assets, along with a decrease in net deferred tax liabilities in North America. See Note 2, Basis of preparation - Critical judgements and use of estimates - Recoverability of deferred tax assets for additional information.
Changes in deferred tax position by nature
The significant components of Deferred tax assets and liabilities and their changes during the years ended
December 31, 2024 and 2023 were as follows:

	At January 1, 2024	Recognized in Consolidated Income Statement	Recognized in Equity	Transferred to Assets/ (Liabilities) Held for Sale	Translation differences and Other	At December 31, 2024
	(€ million)
Deferred tax liabilities arising on:
Accelerated depreciation	€(3,102)	€(304)	€—	€—	€(107)	€(3,513)
Capitalized development assets	(3,921)	471	—	—	27	(3,423)
Other Intangible assets and Intangible assets with indefinite useful lives	(3,869)	20	—	—	(185)	(4,034)
Right-of-use assets	(276)	(28)	—	—	(9)	(312)
Provision for employee benefits	(1,078)	(5)	66	—	(50)	(1,067)
Other	(1,045)	(24)	(47)	10	(94)	(1,200)
Total deferred tax liabilities	€(13,291)	€131	€19	€10	€(417)	€(13,548)
Deferred tax assets arising on:
Provisions	4,468	467	—	—	(22)	4,914
Provision for employee benefits	1,953	214	(13)	—	142	2,296
Lease liabilities	336	48	—	—	15	399
Impairment of tangible and intangible assets	877	(232)	—	—	(13)	632
Inventories	444	(54)	—	—	(3)	386
Allowances for doubtful accounts	59	15	—	—	(6)	69
Provision for buy back	153	(35)	—	—	33	151
Other	2,982	(203)	(109)	—	(136)	2,534
Total deferred tax assets	€11,272	€220	€(122)	€—	€10	€11,381
Unrecognized deferred tax assets on temporary differences(1)	(3,377)	608	12	—	100	(2,657)
Deferred tax assets arising on tax loss carry-forwards	9,069	214	—	—	(501)	8,782
Unrecognized deferred tax assets on tax loss carry-forwards	(6,305)	1,704	—	—	507	(4,094)
Total Net deferred tax assets/ (liabilities)	€(2,632)	€2,878	€(91)	€10	€(301)	€(136)
________________________________________________________________________________________________________________________________________________
(1) Unrecognized deferred tax assets on temporary differences reported in the Changes in deferred tax position by nature summary include Allowance for Corporate Equity in Italy of €1,267 million (gross) in 2024 (€1,298 million (gross) in 2023) and Advanced Corporate Tax in the United Kingdom of €27 million in 2024 (€26 million in 2023)

	At January 1, 2023	Recognized in Consolidated Income Statement	Recognized in Equity	Transferred to Assets/ (Liabilities) Held for Sale	Translation differences and Other	At December 31, 2023
	(€ million)
Deferred tax liabilities arising on:
Accelerated depreciation	€(2,775)	€(315)	€—	€—	€(12)	€(3,102)
Capitalized development assets	(4,296)	332	—	—	43	(3,921)
Other Intangible assets and Intangible assets with indefinite useful lives	(3,964)	(12)	—	—	107	(3,869)
Right-of-use assets	(331)	29	—	—	26	(276)
Provision for employee benefits	(1,086)	(4)	(23)	—	35	(1,078)
Other	(1,488)	48	235	(26)	186	(1,045)
Total deferred tax liabilities	€(13,941)	€78	€212	€(26)	€385	€(13,291)
Deferred tax assets arising on:
Provisions	4,852	(304)	(37)	—	(43)	4,468
Provision for employee benefits	2,183	(208)	6	—	(28)	1,953
Lease liabilities	373	(8)	2	—	(31)	336
Impairment of tangible and intangible assets	1,269	(376)	(1)	—	(15)	877
Inventories	375	62	5	—	2	444
Allowances for doubtful accounts	58	10	(1)	—	(8)	59
Provision for buy back	169	1	—	—	(17)	153
Other	2,589	(156)	172	—	377	2,982
Total deferred tax assets	€11,868	€(979)	€146	€—	€237	€11,272
Unrecognized deferred tax assets on temporary differences(1)	(3,183)	311	11	—	(516)	(3,377)
Deferred tax assets arising on tax loss carry-forwards	9,506	(402)	—	—	(35)	9,069
Unrecognized deferred tax assets on tax loss carry-forwards	(6,531)	260	—	—	(34)	(6,305)
Total Net deferred tax assets / (liabilities)	€(2,280)	€(732)	€369	€(26)	€37	€(2,632)
________________________________________________________________________________________________________________________________________________
(1) Unrecognized deferred tax assets on temporary differences reported in the Changes in deferred tax position by nature summary include Allowance for Corporate Equity in Italy of €1,298 million (gross) in 2023 (€1,215 million (gross) in 2022) and Advanced Corporate Tax in the United Kingdom of €26 million in 2023 (€26 million in 2022)
In accordance with IAS 12 - Income Taxes, deferred taxes are calculated for all temporary differences between the tax base of assets and liabilities and their carrying amount. Deferred tax liabilities are systematically recognized, while deferred tax assets are recognized for all deductible temporary differences to the extent that it is probable that taxable profit is available against which the deductible temporary differences could be utilized. A deferred tax liability is recognized for all taxable temporary differences associated with investments in subsidiaries and equity method investments for the variance between their tax and accounting value, except to the extent that both of the following conditions are satisfied: (i) Stellantis is able to control the timing of the reversal of the temporary difference; (ii) it is probable that the temporary difference will not reverse in the foreseeable future.
At December 31, 2024, the aggregate amount of temporary differences relating to investments in subsidiaries and interests in joint ventures for which deferred tax liabilities are not recognized is approximately €530 million. (€379 million at
December 21, 2023).
As of December 31, 2024, the Company had total Deferred tax assets on deductible temporary differences of
€11,381 million (€11,272 million at December 31, 2023), of which €2,657 million was not recognized (€3,377 million at
December 31, 2023). As of December 31, 2024, the Company also had Deferred tax assets on tax loss carry-forwards of
€8,782 million (€9,069 million at December 31, 2023), of which €4,094 million was not recognized (€6,305 million at
December 31, 2023).
Tax loss carry-forwards
Recognition of deferred tax assets related to tax loss carry-forwards were tested for realizability based on forecasted future taxable income using estimates consistent with the main assumptions of the MTP. Deferred tax assets relating to the carry-forward of unused tax losses and tax credits, as well as those arising from deductible temporary differences, were recognized to the extent that it was probable that future profits would be available against which they could be utilized. The realization of these deferred tax assets was sensitive to the assumptions and judgments used in the determination of the taxable income in the future, as well as Stellantis’ ability to implement tax planning strategies, as necessary. While Stellantis has not recognized all deferred tax assets in all jurisdictions, it is possible the Company’s assessment of realizability could change, resulting in the recognition of additional deferred tax assets in the Company’s Consolidated Statement of Financial
Position and the related income tax benefit in the Company’s Consolidated Income Statement. Refer to Note 2, Basis of
preparation - Critical judgements and use of estimates - Recoverability of deferred tax assets for additional information.

	Tax loss carry-forward (after application of the current tax rate)	Recognized deferred tax assets on tax loss carry- forward	Unrecognized deferred tax assets on tax loss carry- forwards (after application of the current tax rate)
	At December 31, 2024
	(€ million)
Tax Groups:
France	€1,640	€(1,621)	€19
Germany	381	(381)	—
Spain	509	(95)	414
Italy	3,665	(639)	3,026
Other Jurisdictions:
Brazil	1,921	(1,616)	305
Others	666	(337)	329
Total	€8,782	€(4,689)	€4,093

	Tax loss carry-forward (after application of the current tax rate)	Recognized deferred tax assets on tax loss carry- forward	Unrecognized deferred tax assets on tax loss carry- forwards (after application of the current tax rate)
	At December 31, 2023
	(€ million)
Tax Groups:
France	€1,663	€(1,645)	€18
Germany	120	(120)	—
Spain	561	(63)	498
Italy	3,499	(605)	2,894
Other Jurisdictions:
Brazil	2,411	—	2,411
Others	815	(331)	484
Total	€9,069	€(2,764)	€6,305
At December 31 2024 and 2023, the Company had total tax-effected tax loss carry-forwards of €8.8 billion and
€9.1 billion, respectively, of which €4.1 billion and €6.3 billion were not recognized, respectively. The majority of the
Company’s tax loss carry-forwards do not expire, such as France, Germany, Italy, Spain and Brazil. Tax loss carry-forwards relating to the French, German, Spanish and Italian tax groups are available within each tax group for offsetting against net deferred tax liabilities (subject to limitations provided under local tax law) and are recognized in the Consolidated Statement of Financial Position.
Pillar Two
The OECD Pillar Two agreement aims to ensure that multinational corporations pay a minimum effective tax rate of
15 percent on a jurisdictional basis. In December 2023, the Netherlands enacted Pillar Two legislation that is effective from
January 1, 2024. As the Netherlands is the jurisdiction of Stellantis N.V., the Company’s ultimate parent, the Dutch Pillar
Two rules are effective for the Company’s financial year beginning January 1, 2024. Other jurisdictions in which we operate have enacted local Pillar Two legislation effective from January 1, 2024.
The Company has reviewed its corporate structure in light of the enactment of the Pillar Two global minimum tax rules in the Netherlands and other jurisdictions in which we operate. Our assessment includes analyzing whether jurisdictions in which we operate have a Pillar Two effective tax rate below 15 percent and analyzing jurisdictions where we receive tax incentives to assess whether these rules may result in an offset of all or a portion of the tax incentives in the form of a Pillar
Two tax.
For 2024, our assessment of the potential exposure to Pillar Two income taxes is based on the country-by-country reporting for 2023 and the latest financial information for 2024 for the constituent entities of the Company. Based on this assessment, our expected exposure to Pillar Two income taxes does not have a material impact on tax expense and relates to our profits earned in the United Arab Emirates where the Pillar Two transitional safe harbor does not apply and the Pillar
Two effective rate is below 15 percent.